Exhibit 99.3

3097 Satellite Blvd., Ste. 230, Duluth, GA 30096

770.497.9100

28 October 2025

LMRE 2025-SFR1 Trust

780 3rd Avenue, Suite 1500

New York, NY 10017

RE:	LMRE 2025-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by LMRK Sponsor I LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

Page | 1

b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Page | 2

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

Page | 3

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 377 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

Mainstay National Title LLC

By:	/s/Jim Duggan
Name:	Jim Duggan
Title:	Director of Institutional Transactions

Page | 5

Schedule I
Client Code	Address	HOA Status
0018b00002UGfnmAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006sAoZYAU	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003jIThYAM	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OJGymAAH	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEhKcAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006IBmLYAW	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OHFvZAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002ElqsIAAR	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002GQlJ1AAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UHWrCAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WovIeAAJ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UHFSHAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002ElpW7AAJ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZ2D9AAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007665BYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002BXEEFAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Qn4xeAAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002GQx02AAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002GRv4TAAT	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005JBo5YAG	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001yKw9YAE	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000A0mACYAZ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004RLEDYA4	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WqFAxAAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002ElzElAAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bn51rYAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TRVDTAA5	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000BeZQZYA3	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002JdyJYAAZ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006XnswYAC	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002GRbfBAAT	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnKMjAAN	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000EEO7MYAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnrxkAAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003JrYOYA0	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006N8JDYA0	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001RXFgYAO	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009DNzLYAW	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000A48Z7YAJ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZ7KGAA1	[redacted]	APPARENT NON-HOA PROPERTY

Page | 6

0018b00002TSmY6AAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Jb8oeAAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DKwejYAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYg6uAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Az3eLYAR	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Qo3LiAAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007RECZYA4	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZDaKAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000075787YAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003peDBYAY	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000BH8ZIYA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000ALZrRYAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000ASO9iYAH	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSi3sAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000ALRDzYAP	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005qDPhYAM	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004RsDKYA0	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WogLNAAZ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TRc51AAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003hH3xYAE	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000CUHanYAH	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QlmCMAAZ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OHq7eAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TS0VgAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SCzKbAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006fDPFYA2	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007xiH9YAI	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WpAyQAAV	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OKRRPAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSRdzAAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005YwBbYAK	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000052KurYAE	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Wn2leAAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Aw71mYAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007JDVOYA4	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006q4nMYAQ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007nnErYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007dE5XYAU	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SDS1mAAH	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZKGNAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TR7CdAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSM2dAAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000628FnYAI	[redacted]	APPARENT NON-HOA PROPERTY

Page | 7

001TV000009FgMjYAK	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KZECDAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WnzWJAAZ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSEEvAAP	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UG6LjAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UDqopAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bflr4YAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OIweBAAT	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYg8zAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000AMudiYAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IRCqTAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OJOrSAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004MnZGYA0	[redacted]	APPARENT NON-HOA PROPERTY
001TV000002aIerYAE	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoTOsAAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QonebAAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoYcuAAF	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYjkVAAT	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009GajtYAC	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004sjttYAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZ4erAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002EjlxKAAR	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoTmVAAV	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000CAnjhYAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TRyCJAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WpBLiAAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002MYvQKAA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000B0G3GYAV	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000AZbgUYAT	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DwiZ4YAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000083DddYAE	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WogdwAAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000A2uA1YAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000BCSzuYAH	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002YdrSEAAZ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KY6WmAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006XuMrYAK	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008kvrYYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UG4H5AAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008EWJdYAO	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OIXrSAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005YXDHYA4	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002MZ91SAAT	[redacted]	APPARENT NON-HOA PROPERTY

Page | 8

001TV000004jqEfYAI	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SChghAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007t87NYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002YdvKiAAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009GkD1YAK	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KZTzzAAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000CsQ0GYAV	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYsRjAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004j3NhYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004xWWDYA2	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000058CCpYAM	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Wqzp2AAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UHVizAAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000EQiaAYAT	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QmcwOAAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000093ZTtYAM	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TReUoAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Qm81nAAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WolTQAAZ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SE238AAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DjpAEYAZ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005LVSXYA4	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000082pOPYAY	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000049B6pYAE	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004NOgrYAG	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DNkp8YAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bn6VlYAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008LvBaYAK	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005nCd3YAE	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006q39dYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006svHBYAY	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SCyRmAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002YdRMjAAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002GQFkQAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WqLBBAA3	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006RL1iYAG	[redacted]	APPARENT NON-HOA PROPERTY
001TV000002Vuo1YAC	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004zqgvYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000516GvYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001zqKTYAY	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WqFmyAAF	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003cXCXYA2	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSShxAAH	[redacted]	APPARENT NON-HOA PROPERTY

Page | 9

0018b00002TQnB2AAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Wq1m5AAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002EmBePAAV	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002INflKAAT	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002ElAECAA3	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002ElqMiAAJ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UGCFZAA5	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000036lDsYAI	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002E432YAAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bn3PqYAJ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEyoWAAT	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001zmokYAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TS8qfAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnYZVAA3	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006voPeYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000063quhYAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002EkYcfAAF	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QlabVAAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000032RDiYAM	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSD9OAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006wf97YAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UF3XQAA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003FRHXYA4	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SFnHRAA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006kgaKYAQ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008FfcZYAS	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UFBWxAAP	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYgIyAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DTdMhYAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Ycq4VAAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000603TuYAI	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEIX0AAP	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Em9IuAAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004WDsvYAG	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TS5FOAA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000051CQsYAM	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007sgmJYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoPNxAAN	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000326agYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000ALZBVYA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Ydv66AAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005BOdfYAG	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OKRljAAH	[redacted]	APPARENT NON-HOA PROPERTY

Page | 10

0018b00002JczG2AAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000080b1SYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SFFb3AAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007J6wxYAC	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005JSaPYAW	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003YM1GYAW	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002JeuRHAAZ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006XoNZYA0	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008asoTYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSYaKAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005tJEtYAM	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYg23AAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002ElTxJAAV	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OKP53AAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006KImvYAG	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KYdWMAA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005H7DZYA0	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OHzG5AAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007qkVmYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006qBtZYAU	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Wr6s8AAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UGujhAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000AwHZ6YAN	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004NOiTYAW	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000A0qNRYAZ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005Z7SRYA0	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SEGk9AAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bn2IYYAZ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008NObKYAW	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003262oYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008NL2MYAW	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYg6tAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000052QA9YAM	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KYTz8AAH	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002GR6UbAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000AlCRNYA3	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006vkNeYAI	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYgBfAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bmw9sYAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSQsJAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000011kxvYAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SEgQpAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEkh1AAD	[redacted]	APPARENT NON-HOA PROPERTY

Page | 11

001TV000001zqM5YAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009NARKYA4	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000036tcnYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000036rUbYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008NPFdYAO	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoLcaAAF	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bmx4pYAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KXoDxAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bn3jCYAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV000000mSurYAE	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEALDAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYjCGAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WqLYXAA3	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002El0k2AAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYg6vAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoLDVAA3	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002MYPsWAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYPQvAAP	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000BmtLnYAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000069HdAYAU	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSScsAAH	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006q9gUYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OIwT4AAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV000002fz4pYAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QpCJpAAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEAZyAAP	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001zl6KYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoVL3AAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002KYMDiAAP	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Em8TcAAJ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TSmBhAAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TRxJRAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZCUIAA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYnifAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QlaznAAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005DmC4YAK	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000A49OlYAJ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004W8LEYA0	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZOSTAA5	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000ALXOEYA5	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OKWwBAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002TRHdVAAX	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000080WhdYAE	[redacted]	APPARENT NON-HOA PROPERTY

Page | 12

0018b00002TS5FDAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IQvvmAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Elxz7AAB	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002MYvQNAA1	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009JFZGYA4	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DmJFQYA3	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000DagfZYAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Cuvj3YAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000CidehYAB	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000ALXBOYA5	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007UZCPYA4	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007Z9QzYAK	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000BZw7hYAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000AwJHRYA3	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Aw8cDYAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000BKxs8YAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000B0LanYAF	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000047tK1YAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000AjUk9YAF	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009gTbYYAU	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008nf78YAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009OBBfYAO	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008y51pYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000008Q0XdYAK	[redacted]	APPARENT NON-HOA PROPERTY
001TV000009474BYAQ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007xXFGYA2	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000042FANYA2	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006Z39FYAS	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000077lZGYAY	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005tUCHYA2	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SDwspAAD	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007GQ2YYAW	[redacted]	APPARENT NON-HOA PROPERTY
001TV000003lbATYAY	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000754wbYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006WEIvYAO	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006bM9kYAE	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006KgsTYAS	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005loHqYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005lfhdYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005lmuMYAQ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005lo9oYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005leIUYAY	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005lfmTYAQ	[redacted]	APPARENT NON-HOA PROPERTY

Page | 13

001TV000005lp2dYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000006a5LuYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005zm1dYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000005pmsXYAQ	[redacted]	APPARENT NON-HOA PROPERTY
001TV000002h5XzYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000053bzSYAQ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002YcjnAAAR	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004DqbCYAS	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004vbzrYAA	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004Dm4YYAS	[redacted]	APPARENT NON-HOA PROPERTY
001TV0000013U7RYAU	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001ziWcYAI	[redacted]	APPARENT NON-HOA PROPERTY
001TV000001zjquYAA	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UFEgEAAX	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002WoU2iAAF	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002UEuYYAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SFfg5AAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SFWZpAAP	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002SDeV2AAL	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnPCIAA3	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnUOhAAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnQK3AAN	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002Qmn7QAAR	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OIavGAAT	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002OI2ENAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IYa3qAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZ7fjAAD	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002IZ4SkAAL	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000Bd0OQYAZ	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002MYvQRAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002MYvQHAA1	[redacted]	APPARENT NON-HOA PROPERTY
0018b00002QnYYWAA3	[redacted]	APPARENT NON-HOA PROPERTY
001TV00000983DFYAY	[redacted]	APPARENT NON-HOA PROPERTY
001TV000004NKYQYA4	[redacted]	APPARENT NON-HOA PROPERTY
001TV000002TM7GYAW	[redacted]	APPARENT NON-HOA PROPERTY
001TV000007LZRlYAO	[redacted]	APPARENT NON-HOA PROPERTY

Page | 14